Post Balance Sheet Events - Post 31 December 2018	12 Months Ended
Dec. 31, 2018
Post Balance Sheet Events - Post 31 December 2018
POST BALANCE SHEET EVENTS - POST 31 DECEMBER 2018
24.	POST BALANCE SHEET EVENTS – POST 31 DECEMBER 2018

On February 7, 2019, the company announced that Riccardo Dalla-Favera MD had resigned from his role as Non-Executive Director of the company.

On March 20, 2019, the Company announced that it had submitted an Investigational New Drug application (“IND”) to the U.S. Food and Drug Administration (FDA) to initiate a Phase 1 clinical trial of enteric-coated capsules of Foralumab in healthy volunteers. This single-site clinical study is expected to enroll 36 subjects and it will be conducted at the Brigham and Women’s Hospital (BWH), Harvard Medical School